Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2020
Summary of significant accounting policies
Schedule of Property and Equipment Estimated Useful Life

	Estimated useful lives	Residual rate
Servers and network equipment	3-5 years	5%
Computer equipment	5 years	5%
Furniture, fittings and office equipment	3-5 years	5%
Motor vehicles	5 years	5%
Leasehold improvements	Shorter of lease term or 3 years	—

Summary of estimated useful lives of the intangible assets

Estimated useful lives
Land use rights	30 years
Acquired computer software	5 years
Online game licenses	1-3 years
Audio-visual license	9 years

Analysis of Different Types of Revenues

Revenue from continuing operations	Years ended December 31,
(In thousands)	2018	2019	2020
Subscription revenue	81,877	81,532	84,299
Product revenue (note a)	54,604	8,269	1,412
Live streaming revenue	31,031	26,920	20,866
Advertising revenue	27,781	15,643	13,206
Cloud computing service and other internet value-added services (note b)	36,839	48,903	66,900
Total	232,132	181,267	186,683

Notes:

(a)   Product revenue comprise sales of OneThing Cloud devices and hard disks.

(b)   Other internet value-added services mainly comprise provision of technical services.